Taxes (Details) - Schedule of the components of the income tax provision - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Schedule Of The Components Of The Income Tax Provision Abstract
Current income tax	$ 354,529	$ 638,228	$ 171,377
Deferred income tax		21,630	12,649
Total provision for income taxes	$ 354,529	$ 659,858	$ 184,026